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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED AUGUST 16, 2012
                                       TO
                         PROSPECTUS DATED APRIL 30, 2012

This supplement modifies information in the prospectus dated April 30, 2012 for the PrimElite IV/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement replaces the prospectus supplement dated April 30, 2012 for PrimElite IV contracts issued in Oregon. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I.   MORTALITY AND EXPENSE CHARGE

In the "Separate Account Annual Expenses" section on page 8 of the prospectus and the "Expenses - Product Charges - Mortality and Expense Charge" section on page 26 of the prospectus, disregard all references to the Mortality and Expense Charge being reduced below 1.20% in certain circumstances. In Oregon, the Mortality and Expense Charge for PrimElite IV variable annuity contracts is 1.20%.

II.  LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES

     A.   RIDER CHARGES FOR NEW PURCHASES

In Oregon, if you elect the optional Lifetime Withdrawal Guarantee living benefit rider, the rider charges are:

     Lifetime Withdrawal Guarantee
     (Single Life version) - maximum charge:   0.70%

     Lifetime Withdrawal Guarantee
     (Single Life version) - current charge:   0.65%

     Lifetime Withdrawal Guarantee
     (Joint Life version) - maximum charge:    0.90%

     Lifetime Withdrawal Guarantee
     (Joint Life version) - current charge:    0.85%

                                                                 SUPP-PEIVORE812

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     B.   RIDER CHARGES AND THE AUTOMATIC ANNUAL STEP-UP

In Oregon, we are not currently increasing the Lifetime Withdrawal Guarantee rider charge if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up. Disregard all references in the prospectus to the Lifetime Withdrawal Guarantee rider charge increasing upon an Automatic Annual Step-Up for contracts based on applications received on or before May 1, 2009.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                          (888) 556-5412
Irvine, CA 92614

PrimElite IV is a service mark of Primerica, Inc. MetLife Investors USA Insurance Company uses this mark pursuant to a license agreement.


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